United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/08___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__09/30/08____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5458    92910 SH       SOLE                    92910
Aeropostale Inc                COM              007865108     1977    61580 SH       SOLE                    61580
Ametek Inc                     COM              031100100     2414    59205 SH       SOLE                    59205
Bankrate Inc                   COM              06646v108     3887    99896 SH       SOLE                    99896
Bard C.R. Inc.                 COM              067383109     5211    54929 SH       SOLE                    54929
Best Buy Company               COM              086516101     4540   121072 SH       SOLE                   121072
Borgwarner Inc                 COM              099724106     1053    32124 SH       SOLE                    32124
Canadian National Railway Co   COM              136375102     2851    59616 SH       SOLE                    59616
Cognizant Tech Solutions-A     COM              192446102     2883   126276 SH       SOLE                   126276
Covance Inc                    COM              222816100     4874    55134 SH       SOLE                    55134
Denbury Resource               COM              247916208     1725    90619 SH       SOLE                    90619
Emerson Elec                   COM              291011104      361     8855 SH       SOLE                     8855
Expeditors                     COM              302130109     3628   104138 SH       SOLE                   104138
Express Scripts                COM              302182100     7035    95298 SH       SOLE                    95298
FMC Technologies Inc           COM              30249U101     4241    91109 SH       SOLE                    91109
Fastenal Co                    COM              311900104     3247    65742 SH       SOLE                    65742
Flir Systems Inc               COM              302445101     8779   228497 SH       SOLE                   228497
Google Inc - Cl A              COM              38259P508     3547     8856 SH       SOLE                     8856
ITT Corp                       COM              450911102     5342    96056 SH       SOLE                    96056
Intuit Inc                     COM              461202103     2625    83039 SH       SOLE                    83039
Jacobs Engineering Group Inc   COM              469814107     2501    46043 SH       SOLE                    46043
Kirby Corp.                    COM              497266106     3178    83769 SH       SOLE                    83769
Lincoln Electric Holdings      COM              533900106     1186    18443 SH       SOLE                    18443
Lowe's Co Inc                  COM              548661107     1504    63489 SH       SOLE                    63489
Mantech Int'l Corp A           COM              564563104     5734    96703 SH       SOLE                    96703
Manulife Financial Corp.       COM              56501R106     3851   104972 SH       SOLE                   104972
Micros Systems Inc.            COM              594901100     4756   178393 SH       SOLE                   178393
Novo-Nordisk Spons ADR         COM              670100205     3772    73669 SH       SOLE                    73669
Oceaneering Intl Inc           COM              675232102     4091    76720 SH       SOLE                    76720
Qualcomm Inc                   COM              747525103     3513    81745 SH       SOLE                    81745
Sabine Royalty Trust           COM              785688102      539     9643 SH       SOLE                     9643
T. Rowe Price Group Inc        COM              74144T108     4971    92544 SH       SOLE                    92544
Teledyne Technologies Inc      COM              879360105     2966    51882 SH       SOLE                    51882
Teva Pharm Ind-SP ADR          COM              881624209     6126   133787 SH       SOLE                   133787
Tractor Supply                 COM              892356106     4687   111473 SH       SOLE                   111473
Urban Outfitters Inc           COM              917047102     1963    61583 SH       SOLE                    61583
eBay Inc.                      COM              278642103     2498   111600 SH       SOLE                   111600